Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Assets But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2015	Dec. 31, 2014
Offsetting [Abstract]
Derivative assets Gross Recognized Assets	$ 1,879	$ 1,847
Reverse repurchase agreements Gross Recognized Assets	106	40
Securities borrowed Gross Recognized Assets	772	638
Total Gross Recognized Assets	2,757	2,525
Derivative assets Gross amounts assets offset in consolidated balance sheet	(807)	(870)
Total Gross amounts assets offset in consolidated balance sheet	(807)	(870)
Derivative assets Net Amounts Presented in the Consolidated Balance Sheet	1,072	977
Reverse repurchase agreements Net Amounts Presented in the Consolidated Balance Sheet	106	40
Securities borrowed Net Amounts Presented in the Consolidated Balance Sheet	772	638
Total Net Amounts Presented in the Consolidated Balance Sheet	1,950	1,655
Derivative assets Gross Amounts Not Offset Consolidated Balance Financial Instruments	(82)	(58)
Reverse repurchase agreements Gross financial instrument asset amounts not offset in consolidated balance sheet	(102)	(40)
Securities borrowed Gross financial instrument asset amounts not offset in consolidated balance sheet	0	0
Total Gross financial instrument asset amounts not offset in consolidated balance sheet	(184)	(98)
Reverse repurchase agreements Gross collateral received amounts not offset in consolidated balance sheet	(4)
Securities borrowed Gross collateral received amounts not offset in consolidated balance sheet	(753)	(620)
Total Gross collateral received amounts not offset in consolidated balance sheet	(757)	(620)
Derivative assets Net Amount	990	919
Reverse repurchase agreements Net Amount	0	0
Securities borrowed Net Amount	19	18
Total Net Amount Assets	$ 1,009	$ 937